Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease Right-Of-Use Assets, Net [Abstract]
Schedule of operating lease right -of-use assets, net
	2022	2021
	In thousands of USD
Beijing Office	$266	$-
Less: accumulated amortization	(64)	-
Right-of-use assets, net	$202	$-

Schedule of operating lease liability
	2022	2021
	In thousands of USD
Beijing office	$202	$-
Total operating lease liability	$202	$-

Schedule of analyzed for reporting purposes
	2022	2021
	In thousands of USD
Current maturities of operating lease liability	$88	$-
Long-term portion of operating lease liability	184	-
Total	$272	$-

Schedule of maturity analysis of operating lease liability
Operating lease payment	BJ office
Discount rate at commencement	3.5%
One year	$93,330
Two years	186,658
Total undiscounted cash flows	$279,988
Total financing lease liabilities	271,650
Difference between undiscounted cash flows and discounted cash flows	8,338